UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value Opportunity Fund,
REMS Real Estate Income 50/50 Fund and
REMS International Real Estate Value
Opportunity Fund

Annual Report to Shareholders

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

For the Year Ended December 31, 2016

Dear REMS Real Estate Value-Opportunity Fund Investors:

Despite a year full of unexpected events, public real estate produced solid returns in 2016. The first quarter of 2016 began with a sharp selloff in the financial markets followed by a new cyclical recovery and higher public real estate share prices, then BREXIT, the US Presidential election and a 100 basis point increase in the Ten Year Treasury rate. By the fourth quarter of 2016, the consensus view toward commercial real estate had reversed to negative and REIT indices and ETFs were down over 15% from their early August peak, followed by an exuberant post-election rally. Despite all the market and political volatility, the NAREIT Equity REIT Index returned 8.5% for the year, outperforming investment grade bonds by a wide margin.

REMS Real Estate Value-Opportunity Fund’s (“REMS”) Institutional Class returned 9.9% in 2016, compared to the 8.5% produced by the NAREIT Equity REIT Index. Some of the best performing holdings were in the industrial and office sectors which enjoyed positive rental growth and modest new supply. We also had success in specialty sectors including lab science, REIT preferreds, and commercial mortgage REITs with most of our outsized returns represented in the top 10 portfolio positions after a multi-year holding period. In 2016 REMS increased its program to recycle long held real estate positions that reached a more mature valuation, moving this capital to cash for reinvestment.

Detractors to portfolio performance included modest negative returns in selected individual retail positions, where pressure from the growth of on-line shopping have both retailers and retail landlords rethinking bricks-and-mortar strategies. Only the real estate operating sector produced negative returns, most of which was associated with one investment in the health care sector where our analysis was early in judging the timing of a transition process. REMS continued to add to this position and recently the company was subsequently reported to be in possible merger discussions, which has resulted in an increase in the share price. REMS held a small weight in varying short positions during the year as a hedge against valuations and selected supply concerns which as a group produced slightly negative total returns.

2016 was not a year where market forecasts were useful and it is unlikely that forecasts for 2017 will prove any more valuable. Where the outlook does have some clarity is in private commercial real estate economics which remain positive with buildings full, pricing stable and rents rising. The key for 2017 and even into 2018 is economic driven demand which continues to absorb moderate new supply and more than offsets the current interest rate environment. This suggests continued ample capital flows to private commercial real estate and relatively stable real estate prices. In the public markets, REIT indices and ETFs are generally fairly priced so there may be continued volatility around short term interest rate movements. REMS remains focused on targeting selected public market mispricing of special situations and real estate values outside the mainstream REIT market.

Our current focus is on real estate value opportunities emerging over the maturing real estate cycle and this more concentrated Real Estate Value-Opportunity Fund is likely to have little correlation to REIT index and ETF performance over short to intermediate time frames. As has occurred in past cycles, specific events such as M&A, privatization, capital asset restructuring or liquidation may be a primary driver of returns in these special situations due to wide gaps between private market real estate values and public share prices of REMS’ targeted positions.

As always, we thank you for your investment in the Fund.

Sincerely,

Edward W. Turville, CFA	John E. Webster
Managing Director	President

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2016 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

	Total Return	Average Annual Return*

	One Year Ended	Five Years Ended	Ten Years Ended
	12/31/2016*	12/31/2016*	12/31/2016*

REMS Real Estate Value-Opportunity Fund	9.89%	13.85%	7.96%
NAREIT Equity Index	8.52%	12.01%	5.08%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

	Total Return	Average Annual Return*

	One Year Ended	Five Years Ended	Since Inception
	12/31/2016*	12/31/2016*	12/22/2009 to 12/31/2016

REMS Real Estate Value-Opportunity Fund	9.62%	13.56%	13.47%
NAREIT Equity Index	8.52%	12.01%	13.53%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016

	Shares	Fair Value

COMMON STOCKS – 71.79%

DIVERSIFIED/OTHER – 22.01%
Forest City Enterprise, Inc. , Class A	282,100	$5,878,964
I Star Financial Inc.(a)	1,053,655	13,033,712
Kennedy Wilson Holdings Inc.**	650,500	13,335,250
Rayonier, Inc.	316,900	8,429,540
VEREIT, Inc.	1,364,600	11,544,516
Vornado Realty Trust	100,500	10,489,185

		62,711,167

HEALTHCARE – 7.15%
Alexandria Real Estate Equities, Inc.	78,700	8,745,931
Brookdale Senior Living Inc.	934,500	11,606,490

		20,352,421

HOTEL – 9.06%
Felcor Lodging Trust Inc.	1,604,800	12,854,448
Hersha Hospitality Trust	603,099	12,966,629

		25,821,077

MORTGAGE REIT – 5.06%
Colony Financial Inc.**	711,900	14,415,975

OFFICE/INDUSTRIAL – 17.36%
Brandwine Realty Trust	775,700	12,806,807
Cousins Property	629,500	5,357,045
Empire State Realty Trust Inc “A”	570,400	11,516,376
Liberty Property Trust**	306,700	12,114,650
New York REIT, Inc.	757,000	7,660,840

		49,455,718

RETAIL – 11.15%
Brixmor Property Group, Inc.	55,500	1,355,310
Developers Diversified Realty Corp.	401,700	6,133,959
Kite Realty Group Trust**	503,398	11,819,785
Washington Prime Group	1,197,400	12,464,934

		31,773,988

TOTAL COMMON STOCKS
(Cost: $178,448,931)		204,530,346

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2016

	Shares	Fair Value

PREFERRED STOCK – 15.00%

DIVERSIFIED/OTHER – 4.99%
ISTAR Financial Inc, Series G, 7.650%	39,856	$956,544
ISTAR Financial Inc, Series I, 7.500%**	357,651	8,583,624
Vereit, Inc., Series F, 6.750%	184,800	4,673,592

		14,213,760

HOTEL – 2.41%
Felcor Lodging Trust Inc., Series A, 1.950%	275,500	6,862,705

MORTGAGE REIT – 6.30%
Colony Capital Inc., Series C, 7.125%**	363,100	8,460,230
Resource Capital Corp., Series A, 8.500%	1,440	34,504
Resource Capital Corp., Series B, 8.250%**	365,500	8,205,475
Resource Capital Corp., Series C, 8.625%	54,452	1,252,396

		17,952,605

RETAIL – 1.30%
CBL & Associates Properties, Inc., Series D, 7.375%	150,900	3,689,505

TOTAL PREFERRED STOCKS
(Cost: $37,785,503)		42,718,575

TOTAL LONG POSITIONS – 86.79%
(Cost: $216,234,434)		247,248,921

MONEY MARKET – 11.43%
Money Market Fiduciary, 0.00274%*	32,553,289	32,553,289

(Cost: $32,553,289)

NET INVESTMENTS IN SECURITIES – 98.22%
(Cost: $248,787,723)		279,802,210
Other assets, net of liabilities – 1.78%		5,074,515

NET ASSETS – 100.00%		$284,876,725

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2016

	Shares	Fair Value

SECURITIES SOLD SHORT

COMMON STOCK – (1.71)%

HOTEL – (0.58)%
Hyatt Hotels Corp.	(29,700)
(Premiums received: $(1,504,238))		$(1,641,222)

EXCHANGE TRADED FUNDS – (1.13)%
Vanguard REIT ETF	(39,000)
(Premiums received: $(3,547,213))		(3,218,670)

TOTAL COMMON STOCKS SOLD SHORT		$(4,859,892)

(Premiums received: $5,051,451)

* Effective 7 day yield as of December 31, 2016.
** All or a portion of position is segregated as collateral for securities sold short. The segregated market value of collateral is $58,400,932.
(a) Non-income producing.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

ASSETS
Investments at fair value (identified cost of $248,787,723) (Note 1)	$279,802,210
Deposits with brokers for securities sold short	4,686,724
Receivable for securities sold	6,287,329
Dividends and interest receivable	1,288,119
Receivable for capital stock sold	898,342
Prepaid expenses	57,950

TOTAL ASSETS	293,020,674

LIABILITIES
Payable for securities purchased	1,920,979
Payable for capital stock redeemed	1,106,019
Accrued interest payable	5,338
Securities sold short at fair value (premiums received $5,051,451)	4,859,892
Accrued investment management fees	223,478
Accrued 12b-1 fees	4,036
Accrued administration, transfer agency and accounting fees	8,823
Other accrued expenses	15,384

TOTAL LIABILITIES	8,143,949

NET ASSETS	$284,876,725

Net Assets Consist of:
Paid-in-capital applicable to 18,800,234 no par value shares of beneficial interest outstanding, unlimited shares authorized	$246,966,680
Accumulated net realized gain (loss) on investments and securities sold short	6,703,999
Accumulated net unrealized appreciation (depreciation) on investments and securities sold short	31,206,046

Net Assets	$284,876,725

NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$259,802,742
Shares Outstanding (Unlimited number of shares authorized without par value)	17,129,821
Net Asset Value, Offering and Redemption Price Per Share	$15.17

Platform Class Shares:
Net Assets	$25,073,983
Shares Outstanding (Unlimited number of shares authorized without par value)	1,670,413
Net Asset Value, Offering and Redemption Price Per Share	$15.01

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
December 31, 2016

INVESTMENT INCOME
Dividends	$7,926,826
Interest	3,905

Total investment income	7,930,731

EXPENSES
Investment management fees (Note 2)	3,537,511
12b-1 fees, Platform Class (Note 2)	68,344
Recordkeeping and administrative services (Note 2)	62,123
Accounting fees (Note 2)	72,744
Custodian fees	31,036
Transfer agent fees (Note 2)	73,006
Professional fees	83,294
Filing and registration fees	91,661
Trustees fees	6,019
Compliance fees	9,701
Shareholder reporting (Note 2)	30,325
Shareholder servicing	386,695
Dividend expense	256,669
Interest expense (Note 7)	220,225
Other	70,898

Total expenses	5,000,251
Fee waivers and reimbursed expenses (Note 2)	(29,628)

Net expenses	4,970,623

Net investment income (loss)	2,960,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	47,498,254
Net realized gain (loss) on short positions	106,825
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(17,675,923)
Net increase (decrease) in unrealized appreciation (depreciation) of securities sold short	191,559

Net realized and unrealized gain (loss) on investments	30,120,715

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$33,080,823

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	December 31, 2016	December 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,960,108	$2,580,386
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	47,605,079	36,758,010
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currencies	(17,484,364)	(43,521,467)

Increase (decrease) in net assets from operations	33,080,823	(4,183,071)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(2,799,116)	(2,508,277)
Platform Class	(160,992)	(159,169)
Realized gains
Institutional Class	(38,229,206)	(31,837,684)
Platform Class	(3,376,648)	(3,295,720)

Decrease in net assets from distributions	(44,565,962)	(37,800,850)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	79,554,771	107,384,311
Platform Class	5,291,835	16,900,920
Distributions reinvested
Institutional Class	30,519,195	25,536,445
Platform Class	3,324,226	3,269,719
Shares redeemed
Institutional Class	(196,429,095)	(157,736,954)
Platform Class	(18,958,357)	(17,720,269)

Increase (decrease) in net assets from capital stock transactions	(96,697,425)	(22,365,828)

NET ASSETS
Increase (decrease) during year	(108,182,564)	(64,349,749)
Beginning of year	393,059,289	457,409,038

End of year*	$284,876,725	$393,059,289

*Includes undistributed net investment income (loss) of:	$–	$–

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
December 31, 2016

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$33,080,823
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(107,618,504)
Proceeds from disposition of investment securities	264,585,846
Proceeds from short sales	74,700,699
Closed short transactions	(69,542,393)
Decrease (increase) in deposits with brokers for securities sold short	(4,686,724)
Sale of short term securities, net
Purchases from disposition of short-term securities, net	(22,521,258)
Decrease (increase) in receivables for securities sold	(2,901,774)
Decrease (increase) in receivable from broker
Decrease (increase) in dividends and interest receivable	582,140
Decrease (increase) in prepaid assets	41,788
Increase (decrease) in payable for securities purchased	(358,878)
Increase (decrease) in interest payable	5,338
Increase (decrease) in accrued management fees	(118,185)
Increase (decrease) in other accrued expense	(17,116)
Unrealized appreciation on investments and securities sold short	17,484,364
Net realized gain from investments (net of $3,039,555 of capital gain distributions)	(44,565,553)
Return of capital dividends received	2,195,235

Net cash provided by operating activities	140,345,848

Cash flows from financing activities:
Proceeds from shares sold	85,415,865
Payments on shares redeemed	(215,075,792)
Cash distributions paid	(10,722,541)

Net cash used in financing activities	(140,382,468)

Net increase (decrease) in cash	(36,620)

Cash:
Beginning balance	36,620

Ending balance	$–

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$33,843,421

Cash financing activities not included herein consist of interest paid	$214,887

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Institutional Class Shares(1)

	Years Ended December 31,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$16.01	$17.79	$15.53	$14.24	$11.38
Investment activities
Net investment income (loss)	0.14	0.11	0.11	0.12	0.09
Net realized and unrealized gain (loss) on investments	1.44	(0.27)	2.74	1.97	3.21

Total from investment activities	1.58	(0.16)	2.85	2.09	3.30

Distributions
Net investment income	(0.15)	(0.11)	(0.12)	(0.11)	(0.09)
Realized gains	(2.27)	(1.51)	(0.47)	(0.69)	–
Return of capital	–	–	–	–	(0.35)

Total distributions	(2.42)	(1.62)	(0.59)	(0.80)	(0.44)

Net asset value, end of year	$15.17	$16.01	$17.79	$15.53	$14.24

Total Return	9.89%	(0.95% )	18.48%	14.75%	29.29%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.40%	1.41%	1.36%	1.45%	1.74%
Expenses, net of fees paid indirectly/before waiver or recovery	1.40%	1.41%	1.36%	1.44%	1.70%
Expenses, net of fees paid indirectly and waiver or recovery	1.39%	1.41%	1.36%	1.44%	1.70%
Net investment income	0.86%	0.63%	0.67%	0.75%	0.69%
Portfolio turnover rate	34.05%	50.77%	42.46%	40.88%	43.19%
Net assets, end of year (000’s)	$259,803	$356,188	$418,902	$288,683	$153,557

(1)  Per share amounts calculated using the average number of shares outstanding throughout the year.
(A)  Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Platform Class Shares(1)

	Year ended December 31,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$15.86	$17.64	$15.40	$14.13	$11.29
Investment activities
Net investment income	0.10	0.07	0.07	0.08	0.06
Net realized and unrealized gain on investments	1.42	(0.27)	2.71	1.95	3.18

Total from investment activities	1.52	(0.20)	2.78	2.03	3.24

Distributions
Net investment income	(0.10)	(0.07)	(0.09)	(0.07)	(0.05)
Realized gains	(2.27)	(1.51)	(0.45)	(0.69)	–
Return of capital	–	–	–	–	(0.35)

Total distributions	(2.38)	(1.58)	(0.54)	(0.76)	(0.40)

Net asset value, end of year	$15.01	$15.86	$17.64	$15.40	$14.13

Total Return	9.62%	(1.22% )	18.17%	14.42%	28.98%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.65%	1.66%	1.61%	1.70%	1.99%
Expenses, net of fees paid indirectly/before waiver or recovery	1.65%	1.66%	1.61%	1.69%	1.95%
Expenses, net of fees paid indirectly and waiver or recovery	1.64%	1.66%	1.61%	1.69%	1.95%
Net investment income	0.61%	0.38%	0.42%	0.50%	0.44%
Portfolio turnover rate	34.05%	50.77%	42.46%	40.88%	43.19%
Net assets, end of year (000’s)	$25,074	$36,871	$38,509	$34,637	$4,163

(1) Per share amounts calculated using the average number of shares outstanding throughout the year.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS December 31, 2016

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the “Fund”) is a non-diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information and performance history in accordance with the reorganizations. The Fund currently offers the Institutional and Platform Shares.

The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at fair value. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016 are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks/Preferred Stocks	$247,248,921	$–	$–	$247,248,921
Money Market	32,553,289	–	–	32,553,289

	$279,802,210	$–	$–	$279,802,210

Securities Sold Short	$(4,859,892)	$–	$–	$ (4,859,892)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016

There were no transfers into or out of any levels during the year ended December 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2013-2015) and expected to be taken in the 2016 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016 positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of December 31, 2016, the value of securities sold short against collateral was as follows:

Securities Sold Short	Collateral of Cash and Securities	Segregated Cash of Collateral	Securities Held of Collateral

$4,859,892	$63,087,656	$4,686,724	$58,400,932

The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the year ended December 31, 2016, short debit fees associated with such transactions were $220,225.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment Advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive its fees and reimburse expenses, so that the annual fund operating expenses for the Fund do not exceed 1.25% of the Fund’s average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. The

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016 total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund with the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of December 31, 2016 was $29,628 and expires December 31, 2019.

The Advisor received, waived, and reimbursed expenses for the year ended December 31, 2016 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed

$3,537,511	$29,628	$–

The Fund has adopted a Distribution Plan (the “Plan”) for Platform Shares (“Class P”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares for the year ended December 31, 2016, 12b-1 fees of $68,344 were incurred.

For the year ended December 31, 2016, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred

Class P	12b-1	$68,344

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. For the year ended December 31, 2016, shareholder service fees of $386,695 were incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2016, FDCC received $24,000 for services relating to distribution.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. For the year ended December 31, 2016, the following fees were earned:

Administration	Transfer Agent	Accounting

$62,123	$73,006	$72,744

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2016 were as follows:

Purchases	Sales

$107,618,504	$264,585,846

These amounts do not include the following:

Proceeds from short sales	Sales of short securities

$74,700,699	$69,542,393

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016

The tax character of distributions paid during the year ended December 31, 2016 and the year ended December 31, 2015 was as follows:

	Year ended December 31, 2016	Year ended December 31, 2015

Distributions paid from:
Ordinary income	$ 6,449,698	$ 6,543,009
Realized gains	38,116,264	31,257,841

	$44,565,962	$37,800,850

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Ordinary Income	$1,491,408
Accumulated net realized gain (loss)	6,201,004
Net unrealized appreciation on investments	30,217,633

$37,910,045

The difference between book basis and tax basis distributable earnings is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2016, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)

$249,776,136	$38,934,271	$(8,908,197)	$30,026,074

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Year ended December 31, 2016

	Institutional Class Shares	Platform Class Shares

Shares sold	5,090,453	330,071
Shares reinvested	1,976,151	217,922
Shares redeemed	(12,190,232)	(1,202,228)

Net increase (decrease)	(5,123,628)	(654,235)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016

	Year ended December 31, 2015

	Institutional Class Shares	Platform Class Shares

Shares sold	6,112,055	960,099
Shares reinvested	1,563,672	202,115
Shares redeemed	(8,966,938)	(1,020,153)

Net increase (decrease)	(1,291,211)	142,061

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into agreements with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the year ended December 31, 2016.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio

REMS REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016 securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has the leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the year ended December 31, 2016 the Fund did not borrow for leverage. At December 31, 2016 the Fund had no outstanding borrowings.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
REMS Real Estate Value-Opportunity Fund
And the Board of Directors of the World Funds Trust

We have audited the accompanying statement of assets and liabilities of REMS Real Estate Value-Opportunity Fund (the "Fund"), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and brokers or by other alternative audit procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of REMS Real Estate Value-Opportunity Fund as of December 31, 2016, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 1, 2017

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1955	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	49	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1958	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	49	None

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year : 1936	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	49	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1945	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc., the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. , the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1964	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003-present.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1963	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1954	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1969	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1962	Assistant Secretary	Indefinite, Since May 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015-present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1968	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY CONTRACT RENEWAL

Fund Counsel reviewed with the Board the memorandum from Counsel dated October 20, 2016 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements between Real Estate Management Services Group, LLC (the “Adviser” or “REMS”, solely for purposes of this portion of the minutes) and the Trust on behalf of each of the REMS Real Estate Value-Opportunity Fund, the REMS International Real Estate Value-Opportunity Fund, and the REMS Real Estate Income 50/50 Fund (collectively, the “REMS Funds”). A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Fund Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Funds and REMS; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the REMS Funds; (iv) the extent to which economies of scale would be realized if the REMS Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

services and support provided to the REMS Funds and their shareholders; (ii) quarterly assessments of the investment performance of the REMS Funds; (iii) commentary on the reasons for the performance; (iv) presentations by REMS Funds’ management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the REMS Funds; (v) compliance reports concerning the REMS Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the REMS Funds, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Funds; (iii) the anticipated effect of size on the REMS Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REMS.

In this regard, the Board considered the responsibilities REMS would have under the Advisory Agreements. The Board reviewed the services to be provided by REMS to the REMS Funds including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the REMS Funds’ investment objectives and limitations; its coordination of services for the REMS Funds among the REMS Funds’ service providers; and the anticipated efforts to promote the REMS Funds, grow their assets, and assist in the distribution of REMS Funds’ shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel as well as their specific skill set suited to continue implementing each REMS Fund’s investment strategy; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services to be provided by REMS were satisfactory and adequate for each of the REMS Funds.

Investment Performance of the REMS Funds and REMS.

In considering the investment performance of the REMS Funds and the Adviser, the Trustees compared the short and long-term performance of the REMS Funds with

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the REMS Funds (other than the REMS International Real Estate Value-Opportunity Fund) with the performance of other accounts managed by the Adviser with similar objectives, strategies and holdings as those of the REMS Funds. The Trustees noted that the performance was similar between the REMS Funds and the other accounts and that the rationale for any differences could be attributed to cash flow and differences in restrictions placed on the separate accounts relative to the REMS Funds such as prohibitions on leverage and shorting strategies. It was noted that the REMS Real Estate Value-Opportunity Fund, for the one-year, five-year and 10-year periods outperformed its category average (Real Estate Category), but for the three-year it underperformed its category average. It was noted that for the REMS Real Estate Income 50/50 Fund, for the one-year and 10-year periods outperformed its category average (Real Estate Category) and it underperformed the category average for each of the three-year and five-year periods. It was noted that the REMS International Real Estate Value-Opportunity Fund underperformed its category average (Global Real Estate Category) for the one-year period. The Trustees considered that while the REMS Funds are grouped into the Real Estate and Global Real Estate Categories, they are unlike other funds in the categories due to their holdings and strategies. Based on these considerations, the Board concluded that the performance of each of the REMS Funds was satisfactory.

The costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds.

In considering the costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Funds by REMS and its principals; the expected asset levels of the REMS Funds; and the projected overall expenses of the REMS Funds. The Trustees considered financial statements of REMS and discussed the financial stability and productivity of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the REMS Funds (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. It was noted that the fees were above the category average for the REMS Real Estate Value-Opportunity Fund and below the Category average for the REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value-Opportunity Fund. The Trustees considered the management fee charged by REMS to separately managed accounts in the Value Opportunity style and that such fee was less than that charged to the REMS Real Estate Value-Opportunity Fund. The Trustees considered the difference in fees for the REMS Real Estate Value-Opportunity Fund relative to similar separately managed accounts and made a business assessment that the differences were appropriate. The Trustees considered that the management fee charged by REMS to accounts similar to the REMS Real Estate Income 50/50 Fund are the same. The Trustees considered that there are no accounts managed in a manner that is similar to the REMS International Real Estate Value-Opportunity Fund. The Trustees noted

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

that the REMS Funds, other than the REMS International Real Estate Value-Opportunity Fund, had an expense limitation arrangement in place for the next 10 years – it was noted that REMS was maintaining an arrangement for REMS International Real Estate Value-Opportunity Fund to reimburse all of its expenses until that Fund had established a longer track record. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by each of the REMS Funds were fair and reasonable.

The extent to which economies of scale would be realized as the REMS Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Funds’ investors.

In this regard, the Board considered the REMS Funds’ fee arrangements with REMS. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the REMS Funds would benefit from the expense limitation arrangements in place for each of the REMS Funds. The Trustees also noted that the REMS Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the REMS Funds’ asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that were in place for the REMS Funds, the Board determined that each of the REMS Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow each of the REMS Funds to realize the benefits of economies of scale as each of the REMS Funds grow, as well as immediately because of the expense limitation arrangements.

Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the REMS Funds and/or REMS’ other accounts; and the substance and administration of REMS’ code of ethics. It was also noted that separately managed accounts by REMS were generally available only to accounts with a minimum of $5 million. It was noted that REMS had no affiliates. Based on the foregoing, the Board determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS indicated that it may benefit from increased market exposure by its association with the Trust.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreements for a one year term.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (The “Trust”) (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2016 and held for the six months ended December 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
FUND EXPENSES (unaudited)

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (12/31/16)
Institutional Class Actual	$1,000	$1,057.30	1.41%	$7.29
Institutional Class Hypothetical**	$1,000	$1,017.85	1.41%	$7.15
Platform Class Actual	$1,000	$1,055.20	1.66%	$8.58
Platform Class Hypothetical**	$1,000	$1,016.60	1.66%	$8.42

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.
** 5% return before expenses
*** For the six months ended December 31, 2016, fees waived by the Advisor reduced the Annualized Expense Ratio by 0.01%.

Investment Adviser:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 210
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

Annual Report to Shareholders

REMS REAL ESTATE INCOME 50/50 FUND

For the Year Ended December 31, 2016

Dear REMS Real Estate Income 50/50 Fund Investors:

For the year 2016, REMS Real Estate Income 50/50 Fund (the “Fund”) returned 9.3% for the Institutional Class shares, again exceeding both the NAREIT Equity REIT Index (+8.5%) and the Bloomberg Barclays US Aggregate Bond Index (+2.7%) and reached levels at the higher end of the Fund’s targets. REIT preferred pricing was only moderately disturbed by the upward shift in interest rates due to wide yield spreads and ever improving credit metrics. On the common equity side, cash flow growth, yield, and dividend growth resulted in further price appreciation of the special situation component of the Fund.

At year-end our REIT common equity exposures totaled approximately 47% and our REIT preferred holdings 53%. The Fund offers a net yield of 5.4% which remains attractive as a fixed income alternative with capital value upside in the common equity positions which are trading at a discount to the private market valuation of their real estate holdings.

In 2017 a number of preferred issues will become callable, due the relatively heavy issuance during 2012 with the typical 5-year call feature. We expect a significant percentage of companies to call their preferreds due to the current low cost of debt, while others have indicated their preference for this permanent capital that does not need to be refinanced. The result will depend on how capital markets unfold over the course of the year but replacing called preferreds with other issues will be a focus of the Fund in 2017.

The US 10-year Treasury rates rose over 100 basis points from early July to mid-December 2016, raising concerns for yield sensitive investors. Over the shorter term the upward shift in the direction of interest rates combined with a maturing commercial real estate cycle is likely to continue to create some level of negative market sentiment toward real estate; however this does not imply that potential negative market psychology will retard the opportunity to buy good real estate at a discounted value. REMS has long held the view that stock markets rarely price commercial real estate efficiently and interest rates determine the relative value of real estate opportunities, not whether commercial real estate is a good or bad investment.

REMS continues to view the Real Estate Income 50-50 Fund as an attractive income alternative with moderate volatility and capital value upside. The Real Estate Income 50-50 Fund (RREIX) will have a six year anniversary in 2017.

As always, we thank you for your investment in the Fund.

Sincerely,

Edward W. Turville, CFA	John Webster
Managing Director	President

1

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2016 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

2

COMPARISON OF $50,000 INVESTMENT IN REMS REAL ESTATE INCOME 50/50 FUND INSTITUTIONAL CLASS SHARES VS. NAREIT EQUITY INDEX

$90
$80
$70
$60
$50
$40
Thousands
$89,683
$81,817
4/4/11
12/31/11
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
REMS Real Estate Income 50/50 Fund Institutional Class
NAREIT Equity Index

Past performance is not predictive of future performance.

	Total Return	Average Annual Return*

	One Year Ended	Five Years Ended	Since Inception
	12/31/2016*	12/31/2016	4/4/2011 to 12/31/2016

REMS Real Estate Income 50/50 Fund Institutional Class	9.31%	10.83%	8.95%
NAREIT Equity Index	8.52%	12.01%	10.70%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITS listed in the NYSE, AMEX, and NASDAQ National Market.

    (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

3

COMPARISON OF $10,000 INVESTMENT IN REMS REAL ESTATE INCOME 50/50 FUND PLATFORM CLASS SHARES VS. NAREIT EQUITY INDEX
Thousands
$18
$17
$16
$15
$14
$13
$12
$11
$10
$9
$8
$7
4/4/11
12/31/11
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
$17,937
$16,083
Past performance is not predictive of future performance.
Performance figures include deduction of maximum applicable sales charges.
REMS Real Estate Income 50/50 Fund Platform Class
NAREIT Equity Index

	Total Return	Average Annual Return*

	One Year Ended	Five Years Ended	Since Inception
	12/31/2016*	12/31/2016	4/4/2011 to 12/31/2016

REMS Real Estate Income 50/50 Fund Platform Class	9.05%	10.52%	8.62%
NAREIT Equity Index	8.52%	12.01%	10.70%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

    (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

4

REMS REAL ESTATE INCOME 50/50 FUND
PREFERRED STOCK HOLDINGS BY INDUSTRY SECTOR
AS PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2016 (unaudited)
Percentage of Net Assets
16%
12%
8%
4%
0%
Convertible Preferred
Diversified/Other
Healthcare
Hotel
Industrial
Mortgage REIT
Multi-Family
Office
Retail
Industry Sector

5

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
December 31, 2016

	Shares	Fair Value

COMMON STOCKS – 46.23%

DIVERSIFIED/OTHER – 9.26%
Outfront Media Inc.	109,000	$2,710,830
Rayonier Inc.	99,500	2,646,700
Vereit, Inc.	374,900	3,171,654

		8,529,184

HOTEL – 6.89%
Hersha Hospitality Trust(a)	170,246	3,660,289
Host Hotels & Resorts Inc.	142,500	2,684,700

		6,344,989

MORTGAGE REIT – 4.63%
Colony Capital Inc.	210,900	4,270,725

OFFICE/INDUSTRIAL – 10.99%
Brandywine Realty Trust(a)	237,800	3,926,078
Columbia Property Trust, Inc.	136,000	2,937,600
Liberty Property Trust(a)	82,500	3,258,750

		10,122,428

RETAIL – 14.46%
Brixmor Property Group, Inc.	35,400	864,468
Developers Diversified Realty Corp.	125,500	1,916,385
Kite Realty Group	148,500	3,486,780
Ramco-Gerhenson Properties Trust	204,900	3,397,242
Washington Prime Group	351,900	3,663,279

		13,328,154

TOTAL COMMON STOCKS		42,595,480

(Cost: $34,503,298)

PREFERRED STOCK – 51.40%

CONVERTIBLE PREFERRED – 1.00%
Ramco-Gershenson Properties Trust, Series D, 7.250%	15,100	925,328

DIVERSIFIED/OTHER – 7.03%
Digital Realty Trust, Series G, 5.875%	58,669	1,403,949

6

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2016

	Shares	Fair Value

DuPont Fabros Technology, Series C, 6.625%	35,600	$902,816
Public Storage, Series A, 5.8750%	43,200	1,072,656
Vereit, Inc., Series F, 6.7000%	67,200	1,699,488
Vornado Realty Trust, Series L, 5.400%	62,300	1,398,635

		6,477,544

HEALTHCARE – 2.61%
Alexandria Real Estate Equities, Inc., Series E, 6.450%	39,400	986,970
Sabra Health Care Reit, Inc., Series A, 7.125%	55,437	1,414,198

		2,401,168

HOTEL – 4.92%
Felcor Lodging Trust Inc, Series A, 1.950%	58,000	1,444,780
Hersha Hospitality Trust, Series C, 6.875%	31,800	772,422
Hersha Hospitality Trust, Series D, 6.500%	20,000	447,600
LaSalle Hotel Properties, Series I, 6.375%	40,400	973,640
Sunstone Hotel Investors, Series F, 6.450%	35,900	892,474

		4,530,916

INDUSTRIAL – 3.79%
PS Business Parks, Inc., Series T, 6.000%	38,700	940,797
PS Business Parks, Inc., Series U, 5.750%	44,600	1,038,288
Rexford Industrial Realty, Series A, 5.875%	67,000	1,510,180

		3,489,265

MORTGAGE REIT – 9.52%
Annaly Capital Management, Series C, 7.625%	45,499	1,096,526
Annaly Capital Management, Series D, 7.500%	35,900	866,626
Colony Capital Inc., Series A, 8.500%	34,000	858,840
Colony Capital Inc., Series B, 7.500%	39,631	989,190
ISTAR Financial Inc, Series D, 8.000%	48,400	1,176,604
ISTAR Financial Inc., Series I, 7.500%	50,200	1,204,800
Northstar Realty Financial, Series B, 8.250%	54,900	1,370,853
Resource Capital Corp., Series B, 8.250%	53,919	1,210,481

		8,773,920

MULTI-FAMILY – 5.13%
American Homes 4 Rent, Series D, 6.500%	41,900	1,047,500
American Homes 4 Rent, Series E, 6.350%	41,400	1,014,714
Equity Lifestyle Properties, Series C, 6.750%	36,300	911,856

7

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2016

	Shares	Fair Value

Sun Communities Inc., Series A, 7.125%	36,000	$901,440
UMH Properties, Inc., Series B, 8.000%	31,900	848,540

		4,724,050

OFFICE – 4.92%
Boston Properties, Inc., Series B, 5.250%	59,100	1,420,764
Brandywine Realty Trust, Series E, 6.900%	20,983	530,765
Kilroy Realty Corp., Series H, 6.375%	65,387	1,636,637
SL Green Realty Corp., Series I, 6.500%	37,910	945,475

		4,533,641

RETAIL – 12.48%
CBL & Associates Properties, Inc., Series D, 7.375%	39,400	963,330
CBL & Associates Properties, Inc., Series E, 6.625%	20,100	462,682
Developers Diversified Realty Corp., Series J, 6.500%	29,900	732,550
Developers Diversified Realty Corp., Series K, 6.250%	33,140	789,726
Entertainment Property Trust, Series F, 6.625%	39,200	978,040
General Growth Properties, Inc., Series A, 6.375%	55,209	1,369,735
Regency Centers Corp., Series G, 6.000%	62,390	1,493,617
Saul Centers, Inc., Series C, 6.875%	32,100	806,673
Taubman Centers Inc., Series K, 6.250%	49,500	1,225,125
Urstadt Biddle Properties, Inc., Series F, 7.125%	49,700	1,267,350
Washington Prime Group, Series I, 6.875%	56,800	1,408,640

		11,497,468

TOTAL PREFERRED STOCKS		47,353,300

(Cost: $49,546,151)

TOTAL LONG POSITIONS – 97.63%		89,948,780

(Cost: $84,049,449)

MONEY MARKET – 2.76%
Money Market Fiduciary, 0.00274% *	2,542,526	2,542,526

(Cost: $2,542,526)

NET INVESTMENTS IN SECURITIES – 100.39%
(Cost: $86,591,975)		92,491,306
Liabilities in excess of other assets – (0.39)%		(356,108)

NET ASSETS – 100.00%		$92,135,198

*Effective 7 day yield as of December 31, 2016.
(a)All or a portion of position is segregated under the leverage agreement with ConvergEx Group. The segregated market value is $10,788,228.

See Notes to Financial Statements

8

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

ASSETS
Investments at fair value (identified cost of $86,591,975) (Note 1)	$92,491,306
Receivable for securities sold	55,109
Receivable for capital stock sold	28,041
Dividends and interest receivable	644,853
Prepaid expenses	21,892

TOTAL ASSETS	93,241,201

LIABILITIES
Payable for capital stock purchased	2,559
Payable for securities purchased	1,073,228
Accrued interest payable	4,149
Accrued advisory fees	7,187
Accrued administration, transfer agent and accounting fees	2,318
Other accrued expenses	16,562

TOTAL LIABILITIES	1,106,003

NET ASSETS	$92,135,198

Net Assets Consist of:
Paid-in-capital applicable to 7,360,287 no par value shares of
beneficial interest outstanding; unlimited shares authorized	$85,475,645
Accumulated net realized gain (loss) on investments	760,222
Net unrealized appreciation (depreciation) of investments	5,899,331

Net Assets	$92,135,198

NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$89,634,877
Shares Outstanding (Unlimited number of shares authorized without par value)	7,158,283
Net Asset Value, Offering and Redemption Price Per Share	$12.52

Platform Class Shares
Net Assets	$2,500,321
Shares Outstanding (Unlimited number of shares authorized without par value)	202,004
Net Asset Value, Offering and Redemption Price Per Share	$12.38

See Notes to Financial Statements

9

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF OPERATIONS
December 31, 2016

INVESTMENT INCOME
Dividend	$4,430,748
Interest	315

Total investment income	4,431,063

EXPENSES
Investment management fees (Note 2)	517,447
12b-1 fees, Platform Class (Note 2)	6,392
Recordkeeping and administrative services (Note 2)	10,892
Accounting fees (Note 2)	21,742
Custody fees	10,610
Transfer agent fees (Note 2)	28,561
Professional fees	26,597
Filing and registration fees	31,650
Trustees fees	3,354
Compliance fees	4,004
Shareholder reporting	21,642
Shareholder servicing	88,428
Interest expense	7,579
Other	28,048

Total expenses	806,946
Management fee waivers and reimbursed expenses (Note 2)	(68,549)

Net Expenses	738,397

Net investment income (loss)	3,692,666

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	9,088,879
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,201,073)

Net realized and unrealized gain (loss) on investments	5,887,806

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,580,472

See Notes to Financial Statements

10

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	December 31, 2016	December 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,692,666	$3,320,498
Net realized gain (loss) on investments	9,088,879	12,104,992
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,201,073)	(11,619,056)

Increase (decrease) in net assets from operations	9,580,472	3,806,434

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(3,607,478)	(3,248,543)
Platform Class	(85,188)	(71,955)
Net realized gain
Institutional Class	(8,202,608)	(11,709,143)
Platform Class	(234,662)	(277,119)

Decrease in net assets from distributions	(12,129,936)	(15,306,760)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	11,389,217	32,907,911
Platform Class	89,078	87,563
Distributions reinvested
Institutional Class	8,157,626	9,324,016
Platform Class	305,546	331,949
Shares redeemed
Institutional Class	(28,916,029)	(67,539,782)
Platform Class	(270,620)	(138,389)

Increase (decrease) in net assets from capital stock transactions	(9,245,182)	(25,026,732)

NET ASSETS
Increase (decrease) during year	(11,794,646)	(36,527,058)
Beginning of year	103,929,844	140,456,902

End of year*	$92,135,198	$103,929,844

*Includes undistributed net investment income (loss) of:	$–	$–

See Notes to Financial Statements

11

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Institutional Class(B)

	Years ended December 31,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$13.02	$14.68	$12.54	$13.34	$11.86

Investment activities
Net investment income (loss)(1)	0.69	0.43	0.44	0.51	0.54
Net realized and unrealized gain (loss) on investments	0.51	(0.04)	2.39	(0.32)	1.73

Total from investment activities	1.20	0.39	2.83	0.19	2.27

Distributions
Net investment income	(0.48)	(0.46)	(0.45)	(0.50)	(0.53)
Net realized gain	(1.22)	(1.59)	(0.14)	(0.45)	(0.10)
Return of capital	–	–	(0.10)	(0.04)	(0.16)

Total distributions	(1.70)	(2.05)	(0.69)	(0.99)	(0.79)

Net asset value, end of year	$12.52	$13.02	$14.68	$12.54	$13.34

Total Return	9.31%	2.69%	23.04%	1.34%	19.49%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	0.77%	0.84%	0.85%	0.86%	0.96%
Expenses, net of fees paid indirectly/before waiver or recovery	0.77%	0.84%	0.85%	0.86%	0.96%
Expenses, net of fees paid indirectly and waiver or recovery	0.71%	0.80%	0.80%	0.80%	0.81%
Net investment income (loss)	5.13%	2.99%	3.23%	3.71%	4.20%
Portfolio turnover rate	29.42%	26.89%	22.72%	39.75%	24.88%
Net assets, end of year (000’s)	$89,635	$101,451	$137,969	$119,900	$117,268

(1) Per share amounts calculated using the average number of shares outstanding throughout the year.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B) The Board of Directors of the World Funds, Inc. approved the change in name of the “Investor” share class to the “Institutional” share class effective January 1, 2011.

See Notes to Financial Statements

12

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Platform Class(B)

	Years ended December 31,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$12.89	$14.55	$12.43	$13.22	$11.76

Investment activities
Net investment income (loss)(1)	0.65	0.39	0.41	0.46	0.49
Net realized and unrealized gain (loss)
on investments	0.51	(0.04)	2.36	(0.31)	1.70

Total from investment activities	1.16	0.35	2.77	0.15	2.19

Distributions
Net investment income	(0.45)	(0.42)	(0.41)	(0.45)	(0.49)
Net realized gain	(1.22)	(1.59)	(0.14)	(0.45)	(0.10)
Return of capital	–	–	(0.10)	(0.04)	(0.14)

Total distributions	(1.67)	(2.01)	(0.65)	(0.94)	(0.73)

Net asset value, end of year	$12.38	$12.89	$14.55	$12.43	$13.22

Total Return	9.05%	2.46%	22.74%	1.03%	18.98%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.02%	1.09%	1.10%	1.20%	1.31%
Expenses, net of fees paid indirectly/ before waiver or recovery	1.02%	1.09%	1.10%	1.20%	1.31%
Expenses, net of fees paid indirectly and waiver or recovery	0.96%	1.05%	1.05%	1.14%	1.16%
Net investment income	4.88%	2.74%	2.98%	3.37%	3.85%
Portfolio turnover rate	29.42%	26.89%	22.72%	39.75%	24.88%
Net assets, end of year (000’s)	$2,500	$2,479	$2,488	$2,417	$2,259

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B) The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the Platform Class shares effective November 15, 2013.

See Notes to Financial Statements

13

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2016

NOTE – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of The World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended. The Fund is a non-diversified open-end management company. The Fund was established in 1997 as a series of The World Funds, Inc (“TWF”). Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares. Effective November 15, 2013, the Class A shares were re-designated Platform Shares. On August 15, 2014, the Fund was reorganized from TWF into the Trust.

Effective December 31, 2010, the Board of Directors of TWF (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment advisor to the Fund, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares. On April 4, 2011, shareholders approved the appointment of REMS as Advisor to the Fund. The Fund currently offers the Institutional Class and Platform Shares.

The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds, and other publicly traded companies whose primary business is tin the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

14

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total

Common Stocks	$42,595,480	$–	$–	$42,595,480
Preferred Stocks	47,353,300	–	–	47,353,300
Money Market	2,542,526	–	–	2,542,526

	$92,491,306	$–	$–	$92,491,306

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the year ended December 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

16

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

Management has reviewed the Fund’s tax positions for each of the open tax years (2013-2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2016, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group, LLC (the “Advisor”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund.

17

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

The Advisor received, waived, and reimbursed expenses for the year ended December 31, 2016 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed

$517,447	$68,549	$–

The Advisor has contractually agreed to waive its fees and reimburse expenses indefinitely, so that the annual fund operating expenses for the Fund do not exceed 0.70% of the Fund’s average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividends on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP, or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board of Trustees of the Trust (“Board”). The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of December 31, 2016 was $180,843 and expires as follows:

Recoverable Reimbursements and Expiration Date

2017	2018	2019
$66,288	$46,006	$68,549

The Fund has adopted a Distribution Plan (the “Plan”) for Platform Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Platform Shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Platform Shares. For the year ended December 31, 2016, 12b-1 fees of $6,392 were incurred.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for

18

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. For the year ended December 31, 2016, shareholder service fees of $88,428 were incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2016, FDCC received $4,862 in fees relating to distribution services and no underwriting fees.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. For the year ended December 31, 2016, the following fees were earned:

Administration	Transfer Agent	Accounting

$10,892	$28,561	$21,742

Certain officers of the Fund are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2016, were as follows:

Purchases	Sales

$29,582,228	$43,413,497

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences

19

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the year ended December 31, 2016 and the year ended December 31, 2015, were as follows:

	Year ended	Year ended
	December 31, 2016	December 31, 2015

Distributions paid from: Ordinary income	$4,247,195	$4,460,602
Accumulated net realized gain on investments	7,882,741	10,846,158

	$12,129,936	$15,306,760

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss) of investments	$825,108
Net unrealized appreciation (depreciation) of investments	5,834,445

$6,659,553

The difference between book basis distributable earnings and unrealized appreciation is attributable to the tax deferral of losses on wash sales.

As of December 31, 2016, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$86,656,861	$8,088,401	$(2,253,956)	$5,834,445

20

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Year ended December 31, 2016

	Institutional Class Shares	Platform Shares

Shares sold	848,646	6,718
Shares reinvested	630,746	23,966
Shares redeemed	(2,113,949)	(21,076)

Net increase (decrease)	(634,557)	9,608

	Year ended December 31, 2015

	Institutional Class Shares	Platform Shares

Shares sold	2,261,707	6,091
Shares reinvested	695,853	25,023
Shares redeemed	(4,564,954)	(9,728)

Net increase (decrease)	(1,607,394)	21,386

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with Capital Institutional Services, Inc. (“CAPIS”), a brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used for the benefit of the Fund and in no event would be used to pay any expenses properly chargeable to the Fund’s Advisor or any other person or entity. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. The agreement with CAPIS was entered into on May 13, 2011. There were no transfers from CAPIS to the Fund’s administrator to offset operating expenses for the year ended December 31, 2016.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

21

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has the leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the year ended December 31, 2016, the Fund borrowed for leverage. The Fund had an outstanding average daily balance of $604,193, a weighted average interest rate of 1.25%, and paid $7,579 in interest. The maximum amount outstanding during the year ended December 31, 2016 was $6,290,250. At December 31, 2016 the Fund had no outstanding borrowings.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of REMS Real Estate Income 50/50 Fund
And Board of Directors of the World Funds Trust

We have audited the accompanying statement of assets and liabilities of the REMS Real Estate Income 50/50 Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments as of December 31, 2016, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the REMS Real Estate Income 50/50 Fund as of December 31, 2016, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 1, 2017

23

SUPPLEMENTAL INFORMATION WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1955	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	49	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1958	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	49	None

24

SUPPLEMENTAL INFORMATION – continued WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1936	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	49	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

25

SUPPLEMENTAL INFORMATION – continued WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1945	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc., the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp., the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1964	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003- present.	N/A	N/A

26

SUPPLEMENTAL INFORMATION – continued WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1963	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1954	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1969	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A

27

SUPPLEMENTAL INFORMATION – continued WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1962	Assistant Secretary	Indefinite, Since May 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015-present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1968	Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

28

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY CONTRACT RENEWAL

Fund Counsel reviewed with the Board the memorandum from Counsel dated October 20, 2016 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements between Real Estate Management Services Group, LLC (the “Adviser” or “REMS”, solely for purposes of this portion of the minutes) and the Trust on behalf of each of the REMS Real Estate Value-Opportunity Fund, the REMS International Real Estate Value-Opportunity Fund, and the REMS Real Estate Income 50/50 Fund (collectively, the “REMS Funds”). A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Fund Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Funds and REMS; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the REMS Funds; (iv) the extent to which economies of scale would be realized if the REMS Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the

29

REMS REAL ESTATE INCOME 50/50 FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the REMS Funds and their shareholders; (ii) quarterly assessments of the investment performance of the REMS Funds; (iii) commentary on the reasons for the performance; (iv) presentations by REMS Funds’ management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the REMS Funds; (v) compliance reports concerning the REMS Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the REMS Funds, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Funds; (iii) the anticipated effect of size on the REMS Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REMS.

In this regard, the Board considered the responsibilities REMS would have under the Advisory Agreements. The Board reviewed the services to be provided by REMS to the REMS Funds including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the REMS Funds’ investment objectives and limitations; its coordination of services for the REMS Funds among the REMS Funds’ service providers; and the anticipated efforts to promote the REMS Funds, grow their assets, and assist in the distribution of REMS Funds’ shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel as well as their specific skill set suited to continue implementing each REMS Fund’s investment strategy; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services to be provided by REMS were satisfactory and adequate for each of the REMS Funds.

30

REMS REAL ESTATE INCOME 50/50 FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Investment Performance of the REMS Funds and REMS.

In considering the investment performance of the REMS Funds and the Adviser, the Trustees compared the short and long-term performance of the REMS Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the REMS Funds (other than the REMS International Real Estate Value-Opportunity Fund) with the performance of other accounts managed by the Adviser with similar objectives, strategies and holdings as those of the REMS Funds. The Trustees noted that the performance was similar between the REMS Funds and the other accounts and that the rationale for any differences could be attributed to cash flow and differences in restrictions placed on the separate accounts relative to the REMS Funds such as prohibitions on leverage and shorting strategies. It was noted that the REMS Real Estate Value-Opportunity Fund, for the one-year, five-year and 10-year periods outperformed its category average (Real Estate Category), but for the three-year it underperformed its category average. It was noted that for the REMS Real Estate Income 50/50 Fund, for the one-year and 10-year periods outperformed its category average (Real Estate Category) and it underperformed the category average for each of the three-year and five-year periods. It was noted that the REMS International Real Estate Value-Opportunity Fund underperformed its category average (Global Real Estate Category) for the one-year period. The Trustees considered that while the REMS Funds are grouped into the Real Estate and Global Real Estate Categories, they are unlike other funds in the categories due to their holdings and strategies. Based on these considerations, the Board concluded that the performance of each of the REMS Funds was satisfactory.

The costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds.

In considering the costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Funds by REMS and its principals; the expected asset levels of the REMS Funds; and the projected overall expenses of the REMS Funds. The Trustees considered financial statements of REMS and discussed the financial stability and productivity of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the REMS Funds (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. It was noted that the fees were above the category average for the REMS Real Estate Value-Opportunity Fund and below the Category average for the REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value-Opportunity Fund. The Trustees considered the management fee charged by REMS to separately managed accounts in the Value Opportunity style and that such fee was less than that charged to the REMS Real Estate Value-Opportunity Fund. The Trustees considered the difference in fees for the REMS Real Estate Value-Opportunity Fund relative to similar separately managed accounts and made a business assessment that the differences were

31

REMS REAL ESTATE INCOME 50/50 FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

appropriate. The Trustees considered that the management fee charged by REMS to accounts similar to the REMS Real Estate Income 50/50 Fund are the same. The Trustees considered that there are no accounts managed in a manner that is similar to the REMS International Real Estate Value-Opportunity Fund. The Trustees noted that the REMS Funds, other than the REMS International Real Estate Value-Opportunity Fund, had an expense limitation arrangement in place for the next 10 years – it was noted that REMS was maintaining an arrangement for REMS International Real Estate Value-Opportunity Fund to reimburse all of its expenses until that Fund had established a longer track record. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by each of the REMS Funds were fair and reasonable.

The extent to which economies of scale would be realized as the REMS Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Funds’ investors.

In this regard, the Board considered the REMS Funds’ fee arrangements with REMS. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the REMS Funds would benefit from the expense limitation arrangements in place for each of the REMS Funds. The Trustees also noted that the REMS Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the REMS Funds’ asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that were in place for the REMS Funds, the Board determined that each of the REMS Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow each of the REMS Funds to realize the benefits of economies of scale as each of the REMS Funds grow, as well as immediately because of the expense limitation arrangements.

Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the REMS Funds and/or REMS’ other accounts; and the substance and administration of REMS’ code of ethics. It was also noted that separately managed accounts by REMS were generally available only to accounts with a minimum of $5 million. It was noted that REMS had no affiliates. Based on the foregoing, the Board determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS indicated that it may benefit from increased market exposure by its association with the Trust.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreements for a one-year term.

32

REMS REAL ESTATE INCOME 50/50 FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2016 and held for the period ended December 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

33

REMS REAL ESTATE INCOME 50/50 FUND – continued
FUND EXPENSES (unaudited)

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (12/31/16)
Institutional Class Actual	$1,000	$997.30	0.71%	$3.56
Institutional Class Hypothetical**	$1,000	$1,021.50	0.71%	$3.61
Platform Class Actual	$1,000	$996.10	0.96%	$4.82
Platform Class Hypothetical**	$1,000	$1,020.20	0.96%	$4.87

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

** 5% return before expenses.
*** For the six months ended December 31, 2016, fees waived by the Advisor reduced the Annualized Expense Ratio by 0.06%.

34

Investment Adviser:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 210
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

Annual Report to Shareholders

REMS INTERNATIONAL REAL ESTATE
VALUE-OPPORTUNITY FUND

For the Year Ended December 31, 2016

Dear REMS International Real Estate Value-Opportunity Fund Investor,

International publicly traded real estate as defined by the EPRA/NAREIT Global Ex U.S. Equity Index returned 1.2% over 2016 as positive share price performance in Australia and Japan were offset by declines in the U.K. following the “Brexit” decision. Currency was again a negative contributor with weakness in the British Pound and the Euro. The REMS International Real Estate Value-Opportunity Fund (“the Fund”) which is a more concentrated portfolio focused on differentiated, special situation real estate value investments experienced a slight negative return (-0.9%) for the full year 2016. Positive returns from REMS’ targeted real estate investment positions in Europe and Hong Kong offset most of the negative currency impact as well as negative returns for REMS’ U.K. investments post “Brexit”.

The largest positive contribution to the Fund return over 2016 was differentiated individual investment positions outside of the main indices/ETFs. Two investments in particular were the largest contributors to return. Firstly, Belmond (BEL-US), an owner of global luxury hotels with the share price benefiting from a large respected real estate investor taking a position. Secondly, Wheelock (20-HK) a Hong Kong diversified real estate owner and developer benefited from a bottoming in retail real estate fundamentals and a substantial increase in cash flow as a result of project execution.

The strength of the U.S. dollar relative to international currencies over 2016 was again the largest negative contribution to fund performance. There were also a couple of notable weaknesses in the Fund investment positions in U.K. property companies that were negatively impacted by the decision to leave the European Union. The share prices for REMS investments in Kennedy Wilson Europe (KWE-LN) and Capital & Regional (CAL-LN) declined due to expectations of weaker real estate fundamentals and asset demand following “Brexit”; however we have not yet seen a decline in U.K. and Irish real estate values and the Fund sees a significant value opportunity in these entities.

The Fund views the investment outlook for listed international real estate as favorable due to both attractive valuation metrics and over time the potential for a lesser currency impact. The REMS International Real Estate Value-Opportunity Fund now comprises a portfolio of high quality differentiated real estate companies at wide discounts to the private market, with attractive cash flow, low risk balance sheets, and seasoned management teams. Across markets discounted valuations are supported by instances of dividend yields ranging from 5-10%, and several companies are now trading at historically high discounts to their book value.

As always, we thank you for your investment in the Fund.

Sincerely,

Quentin Velleley, CFA	John Webster

1

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2016 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

2

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/2016*	3/19/14 to 12/31/16*

REMS International Real Estate Value-
Opportunity Fund	(0.88%)	(0.41%)
EPRA/NAREIT Global ex U.S. Equity Index	1.18%	0.94%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The EPRA/NAREIT Global ex U.S. Equity Index is a family of indices using specific fundamental factors that weight index constituents, rather than market capitalization. The weights are therefore not dependent upon price-based stock market based valuations.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

3

See Notes to Financial Statements

4

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016

Security Description	Shares	Fair Value

COMMON STOCK - 83.73%

Diversified – 22.44%
Hysan Development Co. Ltd.	214,500	$886,546
Kennedy Wilson Europe Real Estate	93,200	1,101,538
Land Securities Group PLC	52,900	694,989
Swire Properties Ltd.	388,300	1,071,587
Wheelock & Co. Ltd.	143,800	809,449

		4,564,109

Hotel – 8.60%
Belmond Ltd.* (a)	49,100	655,485
Hispania Activos Immobiliarios SOCIMI SA	92,900	1,094,753

		1,750,238

Office/Industrial – 26.18%
Axiare Patrimonio SOCIMI, S.A.	49,700	723,004
CA Immobilien Anlagen AG	44,100	810,744
Corporacion Immobiliaria Vesta SAB	502,470	604,039
Cromwell Property Group	1,242,845	883,454
Gecina SA	5,900	816,374
Global Logistic Properties Limited	586,100	890,360
Mitsubishi Estate Company	29,900	595,442

		5,323,417

Multi-Family/Housing – 12.64%
Gateway Lifestyle Holdings Pty Ltd.	506,864	790,089
Irish Residential Properties	660,795	813,821
Vonovia SE	29,700	966,188

		2,570,098

Retail – 13.87%
Capital & Regional PLC	1,658,625	1,124,284
Shopping Centres Australasia Property Group	555,100	885,308
Wereldhave NV	18,000	810,189

		2,819,781

TOTAL COMMON STOCK		17,027,643

(Cost: $17,656,112)

5

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2016

Security Description	Shares	Fair Value

EXCHANGE TRADED FUNDS - 3.99%

REAL ESTATE – 3.99%
SPDR Dow Jones International Real Estate	22,500	$811,800

(Cost: $ 837,141)

MONEY MARKET – 13.66%
Money Market Fiduciary, 0.00274%** ***	2,778,288	2,778,288

(Cost: $2,778,288)

NET INVESTMENTS IN SECURITIES - 101.38%
(Cost: $21,271,541)		20,617,731
Liabilities in excess of other assets - (1.38)%		(281,508)

NET ASSETS – 100.00%		$20,336,223

*Non-income producing
**Effective 7 day yield as of December 31, 2016.
***The Fund invests a significant amount (13.66% as of December 31, 2016) in UMB’s Money Market Fiduciary. UMB’s Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.
(a) All or a portion of position is segregated under leverage agreement with ConvergEx Group. The segregated market value is $499,290.

See Notes to Financial Statements

6

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

ASSETS
Investments at fair value (identified cost of $21,271,541) (Note 1)	$20,617,731
Foreign currency (identified cost of $108,740)	108,740
Dividends and interest receivable	53,236
Receivable for capital stock sold	49,982
Receivable for withholding tax reclaims	2,084
Due from advisor	16,820
Prepaid expenses	8,136

TOTAL ASSETS	20,856,729

LIABILITIES
Payable for securities purchased	512,671
Accrued custodian fees	5,874
Other accrued expenses	1,961

TOTAL LIABILITIES	520,506

NET ASSETS	$20,336,223

Net Assets Consist of:

Paid-in-capital applicable to 2,144,184 no par value shares of beneficial interest outstanding, unlimited shares authorized	$21,129,337
Accumulated net investment income	174,823
Accumulated net realized gain (loss) on investments	(314,037)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency	(653,900)

Net Assets	$20,336,223

NET ASSET VALUE PER SHARE
Founders Class Shares
Net Assets	$20,336,223
Shares Outstanding (Unlimited number of shares authorized without par value)	2,144,184
Net Asset Value, Offering and Redemption Price Per Share	$9.48

See Notes to Financial Statements

7

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
December 31, 2016

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $31,425)	$319,357
Interest	201

Total investment income	319,558

EXPENSES
Investment management fees (Note 2)	108,812
Accounting fees	7,295
Custodian fees	15,402
Professional fees	9,411
Filing and registration fees	4,909
Trustees fees	2,267
Compliance fees	1,794
Shareholder servicing and reports	12,670
Interest expense on securities sold short	1,081
Insurance expense	2,600
Other	4,003

Total expenses	170,244
Management fee waivers (Note 2)	(108,812)
Expense reimbursements (Note 2)	(60,351)

Net expenses	1,081

Net investment income (loss)	318,477

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(313,406)
Net realized gain (loss) on securities sold short	2,715
Net realized gain (loss) on foreign currency transactions	(1,429)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(206,611)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	(40)

Net realized and unrealized gain (loss) on investments and foreign currencies	(518,771)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(200,294)

See Notes to Financial Statements

8

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year ended	Year ended
	December 31, 2016	December 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$318,477	$154,921
Net realized gain (loss) on investments and foreign currencies	(312,120)	96,064
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currency transactions	(206,651)	(464,145)

Increase (decrease) in net assets from operations	(200,294)	(213,160)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Founders Class	(142,222)	(131,943)
Realized gains
Founders Class	–	(126,156)

Decrease in net assets from distributions	(142,222)	(258,099)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Founders Class	12,266,307	5,027,000
Distributions reinvested
Founders Class	93,781	167,103
Shares redeemed
Founders Class	(440,825)	–

Increase (decrease) in net assets from capital stock transactions	11,919,263	5,194,103

NET ASSETS
Increase (decrease) during year	11,576,747	4,722,844
Beginning of year	8,759,476	$4,036,632

End of year**	$20,336,223	$8,759,476

**Includes undistributed net investment income (loss) of:	$174,823	$(3)

See Notes to Financial Statements

9

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Founders Class Shares

			March 19, 2014*
	Year ended	Year ended	through
	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$9.65	$10.07	$10.00

Investment activities
Net investment income(1)	0.28	0.19	0.05
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	(0.36)	(0.32)	0.06

Total from investment activities	(0.08)	(0.13)	0.11

Distributions
Net investment income	(0.09)	(0.15)	(0.04)
Realized gains	–	(0.14)	–

Total distributions	(0.09)	(0.29)	(0.04)

Net asset value, end of period	$9.48	$9.65	$10.07

Total Return	(0.88%)	(1.31%)	1.06	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.56%	2.64%	3.33	%**
Expenses, net of management fee waivers and reimbursements	0.01%	0.00%	0.00	%**
Net investment income	2.92%	1.91%	0.61	%**
Portfolio turnover rate	40.15%	15.25%	1.47	%***
Net assets, end of period (000’s)	$20,336	$8,759	$4,037

*Commencement of operations
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average shares outstanding throughout the period.

See Notes to Financial Statements

10

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2016

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS International Real Estate Value-Opportunity Fund (the “Fund”), is a non-diversified series of the World Funds Trust (“WFT” or “Trust”); which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations March 19, 2014 as a series of WFT. The Fund currently offers Founders Shares.

The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

11

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Diversified	$4,564,109	$–	$–	$4,564,109
Hotel	1,750,238	–	–	1,750,238
Office/Industrial	5,323,417	–	–	5,323,417
Multi-Family/Housing	2,570,098	–	–	2,570,098
Retail	2,819,781	–	–	2,819,781

Total Common Stock	17,027,643	–	–	17,027,643

Exchange Traded Funds	811,800	–	–	811,800

Money Market	2,778,288	–	–	2,778,288

	$20,617,731	$–	$–	$20,617,731

Refer to the Fund’s Schedule of Investments for a listing of the securities by type.

During the year ended December 31, 2016, there were transfers of $810,744 from Level 2 into 1. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2016. A security held at December 31, 2015 was valued using the December 30, 2015 price, making it a Level 2 security. At December 31, 2016, this same security was valued using the December 31, 2016 price making it a Level 1 security.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

13

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year (2014) and 2015 and expected to be taken in the Fund’s 2016 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, such reclassifications reduced accumulated net investment income and decreased accumulated net realized loss on investments by $1,429.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meet certain tax related requirements, including the

14

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective counties. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Derivatives

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

The Fund follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position, as well as disclosure about credit risk related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. The Fund values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

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REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At December 31, 2016, there were no securities that were sold short or transaction costs.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund.

REMS received, waived, and reimbursed expenses for the year ended December 31, 2016 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed

$108,812	$108,812	$60,351

In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive its fees and to reimburse expenses until December 31, 2016, so that there will be no annual fund operating expenses for the Founders shares through that date. The Advisor will have no opportunity to recoup these waivers and expense reimbursements at any time in the future.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. For the year ended December 31, 2016, shareholder service fees of $3,707 were incurred.

16

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2016, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator and transfer and dividend disbursing agent. As administrator, CFS provides shareholder recordkeeping, administrative and blue-sky filing services and earned no fees for the year ended December 31, 2016. As the Fund’s transfer agent and dividend disbursing agent, CFS earned no fees for its services for the year ended December 31, 2016.

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2016, were as follows:

Purchases	Sales

$14,749,194	$3,712,865

The above amounts do not include the following:

Proceeds from Short Sales	Purchases to Cover Short Securities

$192,645	$189,930

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

17

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the year ended December 31, 2016 and the year ended December 31, 2015 was as follows:

	Year ended	Year ended
	December 31, 2016	December 31, 2015

Distributions paid from:
Ordinary income	$142,222	$231,356
Long-term capital gains	–	26,743

	$142,222	$258,099

As of December 31, 2016, the Fund had a capital loss carryforward of $270,292 available at offset future capital gains, if any, to the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. This may be carried forward indefinitely. $15,016 is considered short-term capital gain and $255,276 is considered long-term capital gain.

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$174,823
Accumulated net realized gain (loss) on investment	(270,292)
Net unrealized depreciation on investments and foreign currency	(697,645)

$(793,114)

The difference between book basis and tax basis of distributable earnings is attributable primarily to the deferral of losses on wash sales.

As of December 31, 2016, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$21,271,541	$562,203	$(1,259,758)	$(697,555)

18

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Founders Class Shares

	Year ended	Year ended
	December 31, 2016	December 31, 2015

Shares sold	1,274,181	489,600
Shares reinvested	9,841	17,209
Shares redeemed	(47,350)	–

Net increase (decrease)	1,236,672	506,809

NOTE 6 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

The Fund invests a significant amount (13.66% of its net assets as of December 31, 2016) in UMB’s Money Market Fiduciary. UMB’s Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The performance of the Fund may be directly affected by the performance of UMB’s Money Market Fiduciary.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

19

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2016

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has the leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the year ended December 31, 2016, the Fund did not borrow for leverage. At December 31, 2016, the Fund had no outstanding borrowings.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the World Funds Trust
and the shareholders of REMS International Real Estate Value-Opportunity Fund

We have audited the accompanying statement of assets and liabilities of the REMS International Real Estate Value-Opportunity Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period March 19, 2014 (commencement of operations) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the REMS International Real Estate Value-Opportunity Fund as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period March 19, 2014 to December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania March 1, 2017	TAIT, WELLER & BAKER LLP

21

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1955	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	49	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year : 1958	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	49	None

22

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year : 1936	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	49	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

23

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1945	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc., the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp., the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1964	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003-present.	N/A	N/A

24

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1963	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1954	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1969	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A

25

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1962	Assistant Secretary	Indefinite, Since May 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015-present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1968	Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

26

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY CONTRACT RENEWAL

Fund Counsel reviewed with the Board the memorandum from Counsel dated October 20, 2016 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements between Real Estate Management Services Group, LLC (the “Adviser” or “REMS”, solely for purposes of this portion of the minutes) and the Trust on behalf of each of the REMS Real Estate Value-Opportunity Fund, the REMS International Real Estate Value-Opportunity Fund, and the REMS Real Estate Income 50/50 Fund (collectively, the “REMS Funds”). A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Fund Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Funds and REMS; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the REMS Funds; (iv) the extent to which economies of scale would be realized if the REMS Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the

27

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

services and support provided to the REMS Funds and their shareholders; (ii) quarterly assessments of the investment performance of the REMS Funds; (iii) commentary on the reasons for the performance; (iv) presentations by REMS Funds’ management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the REMS Funds; (v) compliance reports concerning the REMS Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the REMS Funds, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Funds; (iii) the anticipated effect of size on the REMS Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REMS.

In this regard, the Board considered the responsibilities REMS would have under the Advisory Agreements. The Board reviewed the services to be provided by REMS to the REMS Funds including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the REMS Funds’ investment objectives and limitations; its coordination of services for the REMS Funds among the REMS Funds’ service providers; and the anticipated efforts to promote the REMS Funds, grow their assets, and assist in the distribution of REMS Funds’ shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel as well as their specific skill set suited to continue implementing each REMS Fund’s investment strategy; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services to be provided by REMS were satisfactory and adequate for each of the REMS Funds.

28

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Investment Performance of the REMS Funds and REMS.

In considering the investment performance of the REMS Funds and the Adviser, the Trustees compared the short and long-term performance of the REMS Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the REMS Funds (other than the REMS International Real Estate Value-Opportunity Fund) with the performance of other accounts managed by the Adviser with similar objectives, strategies and holdings as those of the REMS Funds. The Trustees noted that the performance was similar between the REMS Funds and the other accounts and that the rationale for any differences could be attributed to cash flow and differences in restrictions placed on the separate accounts relative to the REMS Funds such as prohibitions on leverage and shorting strategies. It was noted that the REMS Real Estate Value-Opportunity Fund, for the one-year, five-year and 10-year periods outperformed its category average (Real Estate Category), but for the three-year it underperformed its category average. It was noted that for the REMS Real Estate Income 50/50 Fund, for the one-year and 10-year periods outperformed its category average (Real Estate Category) and it underperformed the category average for each of the three-year and five-year periods. It was noted that the REMS International Real Estate Value-Opportunity Fund underperformed its category average (Global Real Estate Category) for the one-year period. The Trustees considered that while the REMS Funds are grouped into the Real Estate and Global Real Estate Categories, they are unlike other funds in the categories due to their holdings and strategies. Based on these considerations, the Board concluded that the performance of each of the REMS Funds was satisfactory.

The costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds.

In considering the costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Funds by REMS and its principals; the expected asset levels of the REMS Funds; and the projected overall expenses of the REMS Funds. The Trustees considered financial statements of REMS and discussed the financial stability and productivity of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the REMS Funds (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. It was noted that the fees were above the category average for the REMS Real Estate Value-Opportunity Fund and below the Category average for the REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value-Opportunity Fund. The Trustees considered the management fee charged by REMS to separately managed accounts in the Value Opportunity style and that such fee was less than that charged to the REMS Real Estate Value-Opportunity Fund. The Trustees considered the difference in fees for the REMS Real Estate Value-Opportunity Fund relative to similar separately managed accounts and made a business assessment that the differences were appropriate. The Trustees considered

29

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

that the management fee charged by REMS to accounts similar to the REMS Real Estate Income 50/50 Fund are the same. The Trustees considered that there are no accounts managed in a manner that is similar to the REMS International Real Estate Value-Opportunity Fund. The Trustees noted that the REMS Funds, other than the REMS International Real Estate Value-Opportunity Fund, had an expense limitation arrangement in place for the next 10 years - it was noted that REMS was maintaining an arrangement for REMS International Real Estate Value-Opportunity Fund to reimburse all of its expenses until that Fund had established a longer track record. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by each of the REMS Funds were fair and reasonable.

The extent to which economies of scale would be realized as the REMS Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Funds’ investors.

In this regard, the Board considered the REMS Funds’ fee arrangements with REMS. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the REMS Funds would benefit from the expense limitation arrangements in place for each of the REMS Funds. The Trustees also noted that the REMS Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the REMS Funds’ asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that were in place for the REMS Funds, the Board determined that each of the REMS Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow each of the REMS Funds to realize the benefits of economies of scale as each of the REMS Funds grow, as well as immediately because of the expense limitation arrangements.

Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the REMS Funds and/or REMS’ other accounts; and the substance and administration of REMS’ code of ethics. It was also noted that separately managed accounts by REMS were generally available only to accounts with a minimum of $5 million. It was noted that REMS had no affiliates. Based on the foregoing, the Board determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS indicated that it may benefit from increased market exposure by its association with the Trust.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreements for a one-year term.

30

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2016 and held for the six months ended December 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

31

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Founders Class Shares	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (12/31/16)
Actual	$1,000	$1,030.70	0.02%	$0.10
Hypothetical**	$1,000	$1,024.90	0.02%	$0.10

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

** 5% return before expenses
*** For the six months ended December 31, 2016, fees waived by the Advisor reduced the Annualized Expense Ratio by 1.55%.

32

Investment Adviser:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Administrator:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 210
Leawood, Kansas 66211

More Information:
For 24 hour, 7 days a week price information, and for information on any series of the World Funds Trust., investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

ITEM 2.         CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $54,000 for 2016 and $52,500 for 2015.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2015.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,000 for 2016 and $13,000 for 2015.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2016 and $0 for 2015.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the REMS Real Estate Value Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value Opportunity Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2015.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.       CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.       EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: March 10, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: March 10, 2017

* Print the name and title of each signing officer under his or her signature.